Note 14 - Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of June 30,
	2016	2015
Stock options	294,892	185,602
Warrants	952,500	142,500
Total	1,247,392	328,102

	Years Ended December 31,
	2015	2014	2013
Stock options	217,002	199,885	202,751
Warrants	142,500	142,500	22,500
Total	359,502	342,385	225,251